Adjusting items included in profit from operations - Reconciliation between total assets available for sale and estimated recoverable amount (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Profit from Operations [Line Items]
Assets classified as held-for-sale	£ 534	£ 767	£ 554
Classified as held for sale
Profit from Operations [Line Items]
Total assets held-for-sale	1,088
Assets available for sale	899
Assets classified as held-for-sale	534
Russia and Belarus | Classified as held for sale
Profit from Operations [Line Items]
Impairment of non-current assets held-for-sale - Russia and Belarus	(189)
Excess impairment beyond non-current assets held-for-sale - Russia and Belarus	(365)
Other than Russia and Belarus | Classified as held for sale
Profit from Operations [Line Items]
Assets classified as held-for-sale	£ 9